INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2019
Effective Income Tax Rate Reconciliation [Line Items]
GILTI Amount			$ 152,829
Effective income tax rate	0.00%	(6.10%)
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate including GILTI	10.50%
Net operating loss carryforwards			$ 99,817
PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	25.00%
CHINA
Effective Income Tax Rate Reconciliation [Line Items]
VAT tax rate	13.00%
TAIWAN
Effective Income Tax Rate Reconciliation [Line Items]
VAT tax rate	5.00%